Label	Element	Value
Water rights [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	$ 61,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	61,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	61,000,000
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	0
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	0
Intangible exploration and evaluation assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	82,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	82,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	82,000,000
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	0
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	0
Technology-based intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	6,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	5,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	5,000,000
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	(1,000,000)
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	0
Intangible assets other than goodwill [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	149,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	148,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	148,000,000
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	(1,000,000)
Amortisation and impairment loss, intangible assets other than goodwill	abx_AmortisationAndImpairmentLossIntangibleAssetsOtherThanGoodwill	0
Loulo-Gounkoto [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	356,000,000
Subsidiaries [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	9,359,000,000
Other subsidiaries [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	(80,000,000)
Reko Diq [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	773,000,000
Pueblo Viejo [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	1,264,000,000
Nevada Gold Mines [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	6,651,000,000
Tongon [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	0
Tanzania Mines [Member]
Non-controlling interests	ifrs-full_NoncontrollingInterests	395,000,000
Tax contingent liability [member]
Estimated financial effect of contingent liabilities	ifrs-full_EstimatedFinancialEffectOfContingentLiabilities	$ 8,000,000
Contingent consideration [member] | Level 3 of fair value hierarchy [member]
Gold price	abx_GoldPrice	1,500
Contingent consideration [member] | Level 3 of fair value hierarchy [member] | Minimum [Member]
Gold price	abx_GoldPrice	2,700
Contingent consideration [member] | Level 3 of fair value hierarchy [member] | Maximum [Member]
Gold price	abx_GoldPrice	3,965
Accumulated depreciation, amortisation and impairment [member] | Water rights [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	$ 0
Accumulated depreciation, amortisation and impairment [member] | Intangible exploration and evaluation assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(170,000,000)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(12,000,000)
Accumulated depreciation, amortisation and impairment [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(182,000,000)
Gross carrying amount [member] | Water rights [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	61,000,000
Gross carrying amount [member] | Intangible exploration and evaluation assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	252,000,000
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	17,000,000
Gross carrying amount [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	$ 330,000,000